Condensed Interim Consolidated Statements of Comprehensive Loss (Unaudited) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
EXPENSES
Corporate and administration expenses	$ 1,036,363	$ 2,047,585	$ 3,278,926	$ 2,880,938
Management fees	865,446	625,905	2,496,109	1,701,211
Due diligence cost of Botswana assets		979		5,014
Advisory and consultancy	34,331	521,075	475,890	1,015,101
Depreciation	184,833	882	274,593	882
General exploration expenses	62,210		139,782
Interest and bank charges	17,035	7,302	34,865	15,851
Share-based payment		5,138,022		7,731,117
Deferred share units granted	252,120		558,524
Warrant fair value movement		(28,275,255)		(8,974,901)
Net foreign exchange loss	153,013	33,343	256,917	(127,449)
TOTAL EXPENSES	2,605,351	(19,900,162)	7,515,606	4,247,764
OTHER ITEMS
Interest expenses and fees	886,292	26,630	1,653,639	113,764
Acquisition loss on RTO		29,174,415		29,174,415
NET LOSS FOR THE PERIOD	3,491,643	9,300,883	9,169,245	33,535,943
OTHER COMPREHENSIVE LOSS
Exchange differences on translation of foreign operations	(109,273)	201,969	2,315,433	1,473,326
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	$ 3,382,370	$ 9,502,852	$ 11,484,678	$ 35,009,269
Basic loss per share	$ 0.02	$ 0.09	$ 0.09	$ 0.37
Diluted loss per share	$ 0.02	$ 0.09	$ 0.09	$ 0.37
Weighted average number of common shares outstanding - basic	135,730,527	105,842,672
Weighted average number of common shares outstanding - diluted	135,730,527	105,842,672	125,150,919	92,836,780